RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 4,450	$ 2,564
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 1,729	$ 1,750